UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06173

UBS Municipal Money Market Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—81.73%
New Jersey Building Authority Building Revenue,
Subseries A-1,
0.250%, VRD	4,490,000	4,490,000
Subseries A-2,
0.250%, VRD	3,000,000	3,000,000
Subseries A-3,
0.250%, VRD	1,960,000	1,960,000
Subseries A-4,
0.250%, VRD	7,390,000	7,390,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project),
0.300%, VRD	2,455,000	2,455,000
New Jersey Economic Development Authority Economic Development Revenue (Institution Electric Engineers Project), Series B,
0.520%, VRD	1,950,000	1,950,000
New Jersey Economic Development Authority Manufacturing Facilities Revenue (Commerce Center Project),
0.440%, VRD	320,000	320,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey),
0.500%, VRD[1]	8,200,000	8,200,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.490%, VRD	3,575,000	3,575,000
New Jersey Economic Development Authority Revenue (Community Options, Inc. Project),
0.570%, VRD	4,700,000	4,700,000
New Jersey Economic Development Authority Revenue (Cooper Health System Project), Series A,
0.370%, VRD	4,200,000	4,200,000
New Jersey Economic Development Authority Revenue (CPC Behavioral Healthcare), Series A,
0.570%, VRD	2,995,000	2,995,000
New Jersey Economic Development Authority Revenue (Crowley Liner Services Project),
0.300%, VRD	3,665,000	3,665,000
New Jersey Economic Development Authority Revenue (Developmental Disabilities),
0.570%, VRD	2,105,000	2,105,000
New Jersey Economic Development Authority Revenue (Job Haines Home Project),
0.540%, VRD	1,000,000	1,000,000
New Jersey Economic Development Authority Revenue (Kenwood USA Corp. Project),
0.600%, VRD	405,000	405,000
New Jersey Economic Development Authority Revenue (Lawrenceville School Project),
0.150%, VRD	3,000,000	3,000,000
Series B,
0.200%, VRD	2,000,000	2,000,000
New Jersey Economic Development Authority Revenue (Oak Hill Academy Project),
0.570%, VRD	1,725,000	1,725,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project), Series B,
0.390%, VRD	3,895,000	3,895,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan),
0.450%, VRD	11,320,000	11,320,000
New Jersey Economic Development Authority Revenue Refunding (School Facilities Construction), Series V-4,
0.370%, VRD	5,000,000	5,000,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project),
0.550%, VRD[1]	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue (RFC Container Co., Inc.),
0.690%, VRD[1]	355,000	355,000
New Jersey Economic Development Authority Revenue (Stolthaven Project), Series A,
0.300%, VRD	3,605,000	3,605,000
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership),
0.500%, VRD[1]	1,000,000	1,000,000
0.750%, VRD[1]	230,000	230,000
New Jersey Economic Development Authority Revenue (Young Mens Christian Association),
0.570%, VRD	1,220,000	1,220,000
New Jersey Economic Development Authority School Revenue (Facilities Construction), Subseries R-1,
0.150%, VRD	100,000	100,000
New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC),
0.600%, VRD[1]	9,900,000	9,900,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A,
0.390%, VRD	3,630,000	3,630,000
New Jersey Educational Facilities Authority Revenue (Princeton University), Series E,
5.500%, due 07/01/09	1,105,000	1,114,915
New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B,
0.350%, VRD	1,800,000	1,800,000
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.), Series B,
0.400%, VRD	3,700,000	3,700,000
New Jersey Health Care Facilities Financing Authority Revenue (Community Hospital Group), Series A-1,
0.450%, VRD	13,950,000	13,950,000
New Jersey Health Care Facilities Financing Authority Revenue (Computer Program),
Subseries A-2,
0.440%, VRD	7,695,000	7,695,000
Subseries A-6,
0.490%, VRD	3,285,000	3,285,000
New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health Systems), Series B,
0.370%, VRD	2,000,000	2,000,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.),
0.390%, VRD	1,160,000	1,160,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A3,
0.390%, VRD	3,485,000	3,485,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center),
0.370%, VRD	4,800,000	4,800,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project),
0.390%, VRD	1,755,000	1,755,000
New Jersey Health Care Facilities Financing Authority (St. Barnabas Health Care System), Series A,
0.250%, VRD	6,485,000	6,485,000
New Jersey State Tax & Revenue Anticipation Notes, Series A,
3.000%, due 06/25/09	9,000,000	9,029,694
New Jersey State Turnpike Authority Turnpike Revenue,
Series A,
0.470%, VRD	5,000,000	5,000,000
Series C,
0.370%, VRD	4,800,000	4,800,000
Allegheny County Higher Education Building Authority University Revenue (Carnegie Mellon University),
0.330%, VRD	2,000,000	2,000,000
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A,
0.490%, VRD	2,305,000	2,305,000
Camden County Improvement Authority Revenue (Senior Redevelopment- Harvest Village Project), Series A,
0.230%, VRD	7,060,000	7,060,000
Chatham Township Bond Anticipation Notes,
2.750%, due 07/24/09	1,330,000	1,333,586
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series Y-2,
0.200%, VRD	950,000	950,000
Series Y-3,
0.200%, VRD	6,370,000	6,370,000
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series B-1,
1.300%, VRD	7,000,000	7,000,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.350%, VRD	10,000,000	10,000,000
Essex County Improvement Authority Revenue (The Childrens Institute Project),
0.570%, VRD	1,580,000	1,580,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-4,
0.300%, VRD	1,200,000	1,200,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.250%, VRD	4,100,000	4,100,000
Kinnelon Bond Anticipation Notes,
3.500%, due 12/11/09	2,029,900	2,049,959
Mahwah Township Bond Anticipation Notes,
2.500%, due 08/14/09	3,750,000	3,759,945
Mercer County Bond Anticipation Notes, Series A,
2.250%, due 01/14/10	5,000,000	5,053,558
Mercer County Improvement Authority Revenue Refunding (Atlantic Foundation Project),
0.300%, VRD	4,400,000	4,400,000
Morris County Bond Anticipation Notes,
3.000%, due 09/18/09	9,000,000	9,057,753
New York City Transitional Finance Authority (Future Tax Secondary), Subseries C-2,
0.450%, VRD	1,000,000	1,000,000
Oregon State Health Housing Educational & Cultural Facilities Authority (PeaceHealth),
0.250%, VRD	700,000	700,000
Port Authority of New York & New Jersey (JP Morgan PUTTERs, Series 3090),
0.600%, VRD[1,2,3]	3,335,000	3,335,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A,
0.650%, VRD	2,000,000	2,000,000
Ridgewood Bond Anticipation Notes,
2.250%, due 01/22/10	2,949,000	2,984,588
River Vale Bond Anticipation Notes,
3.000%, due 08/14/09	1,425,000	1,429,122
Rutgers State University Refunding, Series A,
0.200%, VRD	300,000	300,000
San Antonio Industrial Development Authority Industrial Development Revenue (Tindall Corp. Project), Series A,
0.670%, VRD[1]	5,300,000	5,300,000
Sublette County Pollution Control Revenue (ExxonMobil Project),
0.100%, VRD	1,100,000	1,100,000
Toms River Bond Anticipation Notes,
2.750%, due 08/28/09	1,500,000	1,504,200
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.400%, VRD	400,000	400,000
Union County Industrial Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.100%, VRD	100,000	100,000
University of Michigan Revenues Refunding (Hospital),
Series A,
0.250%, VRD	200,000	200,000
Series A-2,
0.250%, VRD	400,000	400,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Valdez Alaska Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project),
Series A,
0.300%, VRD	6,700,000	6,700,000
Series B,
0.300%, due VRD	7,300,000	7,300,000

Total municipal bonds and notes (cost—$275,332,320)		275,332,320

Tax-exempt commercial paper—16.04%
Columbia University,
0.400%, due 06/12/09	8,910,000	8,910,000
Exelon Corp.,
0.500%, due 05/07/09	2,700,000	2,700,000
0.600%, due 05/14/09	1,300,000	1,300,000
New Jersey Economic Development Authority (Chambers Cogen),
1.850%, due 04/03/09	4,100,000	4,100,000
New Jersey Economic Development Authority (Keystone Energy Service Co.),
0.500%, due 05/11/09	10,000,000	10,000,000
Port Authority of New York & New Jersey,
0.500%, due 05/08/09	5,000,000	5,000,000
0.450%, due 05/14/09	3,000,000	3,000,000
0.600%, due 05/14/09	5,155,000	5,155,000
0.670%, due 06/01/09	8,045,000	8,045,000
0.550%, due 06/18/09	3,000,000	3,000,000
Princeton University,
0.500%, due 06/11/09	2,830,000	2,830,000

Total tax-exempt commercial paper (cost—$54,040,000)		54,040,000

Repurchase agreement—0.02%
Repurchase agreement dated 03/31/09 with State Street Bank & Trust Co., 0.010%, due 04/01/09, collateralized by $38,249 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $39,512 US Treasury Bills, zero coupon due 07/02/09 to 07/16/09; (value—$79,561); proceeds: $78,000 (cost—$78,000)	78,000	78,000

	Number of shares
Money market fund[4]—1.49%
BlackRock Liquidity Fund New Jersey Municipal Fund Portfolio Institutional Class,
0.500%, (cost—$5,000,000)	5,000,000	5,000,000

Total investments (cost—$334,450,320 which approximates cost for federal income tax purposes)[5]—99.28%		334,450,320

Other assets in excess of liabilities—0.72%		2,427,923

Net assets (applicable to 336,897,610 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		336,878,243

[1]	Securities subject to Alternative Minimum Tax.

[2]

The fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.99% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Rate shown reflects yield at March 31, 2009

[5]

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

On July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	334,450,320	—	334,450,320

PUTTERs	Puttable Tax-Exempt Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2009 and reset periodically.

Weighted average maturity—28 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report dated December 31, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 29, 2009